Leases - Summary of Roll-forward of Lease Liabilities (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Leases [Abstract]
Beginning balance	€ 613	€ 623
Increases	22	20
Payments	(104)	(96)
Interest expense	38	41	€ 40
Lease incentives received	2	2	7
Exchange differences	(13)	23
Ending balance	€ 558	€ 613	€ 623